Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Weihui
Acquisitions
Schedule of consideration allocated on the acquisition date based on fair value of assets acquired and liabilities assumed

As of acquisition date
(In thousands)
Consideration	$12,222
Fair value of previously held 45% equity interest	35,119
Non-controlling interests	24,707

Total	72,048

Cash and cash equivalents	12,078
Other tangible assets	1,602
Identifiable intangible assets acquired	19,748
Liabilities assumed	(2,687)
Goodwill	41,307

Total	$72,048

Weiju
Acquisitions
Schedule of consideration allocated on the acquisition date based on fair value of assets acquired and liabilities assumed

As of acquisition date
(In thousands)
Consideration	$36,405
Non-controlling interests	18,405

Total	54,810

Tangible assets	27,423
Identifiable intangible assets acquired	5,278
Liabilities assumed	(1,319)
Goodwill	23,428

Total	$54,810